FORM 13F

Report for the Calendar Year or Quarter
Ended: December 31, 2006

This Amendment (Check only one.):
   is a restatement
x  adds new holding entries.

Institutional Investment Manager Filing this Report:

Name: Kahn Brothers & Co., Inc.

Address: 555 Madison Ave., 22nd Floor, NY, NY, 10022

Form 13F File Number:
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of
Reporting Manager:
Name: Kenneth Rodwogin
Title: Vice President
Phone: (212) 980-5050

Signature, Place, and Date of Signing:

[Signature]/s/ Kenneth Rodwogin

[City, State]  New York, NY

[Date] February 14, 2007

Report Type (Check only one.):

  13F HOLDINGS REPORT. (Check here if
all holdings of this reporting manager
are reported in this report.)   X
  13F NOTICE. (Check here if no holdings
reported are in this report, and all
holdings are reported by other
reporting manager(s).









FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
NONE


Form 13F Information Table Entry Total:
63

Form 13F Information Table Value Total:
$637,100,389

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


 KAHN BROTHERS & CO. INC.
 FORM 13F
 December 31, 2006
                                                                INVEST   VOTING
                                                                 DISCR.  AUTH.
SECURITY                CLASS   CUSIP        MARKET      QTY     SOLE    NONE
                                             VALUE
COMMON STOCK

ADVANCED MARKETING       COM  00753T105     1,631,141  3,262,281   x 3,262,281
AIRBORNE INC.		 COM	  9269101	    332,640	    48,000   x	48,000
AMERICAN NAT'L INS. CO.  COM   23645104     1,693,601     14,842   x    14,842
AMERICAN TEL & TEL       COM  030177109     1,810,518     50,644   x    50,644
ASTORIA FIN'L            COM   46265104       965,060     31,998   x    31,998
AUDIOVOX CORP.           COM   50757103    32,228,170  2,500,225   x 2,500,225
AUTOLIV			 COM	 52800109	  3,089,169	    51,230	 x   	51,230
BANK OF AMERICA          COM   60505104     3,376,277     63,238   x    63,238
BRISTOL MYERS SQUIBB     COM  110122108    32,225,187  1,224,361   x 1,224,361
CFS BANCORP              COM  12525D102     2,876,610    196,356   x   196,356
CITIGROUP, INC.          COM  172967101       691,572     12,416   x    12,416
CHEVRONTEXCO CORP.	 COM  166764100	  2,627,889	    35,739   x	35,739
COMCAST CL. A		 COM  20030N101     4,315,972    101,960   x   101,960
CNA FINANCIAL		 COM  126117100    28,398,645    704,327   x   704,327
DEVCON INT'L CORP.       COM  251588109	     71,820     12,600   x    12,600
DELMONTE FOODS		 COM  24522P103       287,356	    26,052	 x	26,052
DIME COMM.BANC.          COM  253922108     6,726,642    480,131   x   480,131
EXXON MOBIL CORP.        COM  30231G102     1,690,151     22,056   x    22,056
FIRST PLACE FIN'L        COM  33610T109       487,434     20,751   x    20,751
FIRST NIAGARA FIN'L	 COM	33582V108	 16,569,950	 1,115,071	 x 1,115,071
FLUSHING FINANCIAL CORP  COM  343873105    13,061,727    765,186   x   765,186
HOLOGIC                  COM  436440101    42,316,167    895,012   x   895,012
HONEYWELL			 COM	438516106	  2,714,400	    60,000	 x	60,000
IBM                      COM  459200101     9,954,314    102,463   x   102,463
IDT CORP.                COM  448947101    35,652,632  2,635,080   x 2,635,080
IDT CORP. CL. B		 COM  448847309     1,720,740    131,555   x   131,555
KANSAS CITY SOUTHERN     COM  485170302	    977,495     33,730   x    33,730
KIRIN BREWERY LTD		 COM	497350306	    356,895	    23,100	 x	23,100
KNIGHT TRADING           COM  499063105     3,505,235    182,850   X   182,850
LANDMARK SVGS. BK.       COM  514928100     1,312,578     48,168   x    48,168
MARSHALL & ISLEY		 COM	571834100	    375,066	     7,796	 x	 7,796
MAXXAM CORP.             COM  577913106       347,038     11,938   x    11,938
MERCHANTS GROUP          COM  588539106     3,629,217    112,186   x   112,186
MERCK & CO.		       COM  589331107	 40,281,530    923,888   x   923,888
MERITOR SVGS BK PA       COM  590007100        83,482     17,800   x    17,800
MEDQUIST			 COM	584949101	 14,523,440	 1,067,900	 x 1,067,900
MEDCO HEALTH SOL.		 COM	58405U102	  1,210,469	    22,651   x	22,651
MONSANTO 			 COM	66166W101	  1,374,293	    26,162	 x	26,162
MOTOROLA                 COM  620076109       246,720     12,000   x    12,000
NAM TAI ELEC.            COM  629865205    19,359,522  1,274,491   x 1,274,491
NEW YORK COMMUNITY BANC	 COM  649445103    58,179,181  3,613,614   x 3,613,614
NEW YORK MAGIC           COM  629484106    13,089,592    357,639   x   357,639
NEWMARKET GROUP	       COM	651587107	  1,342,794     22,739	 x	22,739
NOVARTIS ADR             COM  66987V109    10,262,403    178,663   x   178,663
NY TIMES CL A.		 COM	650111107	  2,302,020	    94,500	 x    94,500
OLD REPUBLIC             COM  680223104    25,266,440  1,085,328   x 1,085,328
PHI INC. NON-VOTE        COM  716604202     2,281,281     69,700   x    69,700
PFIZER INC.              COM  717081103    13,181,485    508,938   x   508,938
PROVIDENT BANCORP        COM  74383A109    16,773,241  1,120,457   x 1,120,457
QUESTAR CORP.            COM  748356102       523,215      6,300   x     6,300
SCHERING PLOUGH		 COM  806605101    48,421,684	 2,048,295	 x 2,048,295
SEABOARD CORP.           COM  811543107    36,964,395     20,943   x    20,943
SLM CORP.			 COM	78443P106	    307,251	     6,300   x	 6,300
ST. PAUL COMPANIES       COM  792860108    16,256,184    302,779   x   302,779
SYMS CORP                COM  871551107     8,183,010    411,000   x   411,000
TCF FIN'L                COM  872275102       700,965     25,564   x    25,564
TEMPLE INLAND            COM  879868107       379,453      8,244   x     8,244
THREE COM		       COM  885535104	 17,156,907  4,174,430   x 4,174,430
USEC INC.                COM  90333E108     5,134,763    403,676   x   403,676
USB HOLDINGS		 COM	902910108	  2,061,707	    85,548	 x	85,548
VIVENDI UNIVERSAL	       COM  92851S204	    550,597     14,136   x	14,136
VOLVO                    COM  928856400     1,266,719     18,425   x    18,425
WYETH                    COM  983024100    18,416,338    361,672   x   361,672

TOTALS                                    634,289,779 33,267,124    33,267,124